MiMoto Smart Mobility S.r.l. – Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Mimoto Smart Mobility S.r.l. Acquisition
fair value of the assets acquired and liabilities

Government relationships	$1,870
Customer relationships	887
Other current Assets	169
Cash and cash equivalents	168
Security Deposits	143
Property and Equipment, net	111
Account Receivables	62
Other non-current Assets	11
Total identifiable assets acquired	$3,421
Deferred tax liabilities	(184)
Financial liabilities	(920)
Other liabilities	(928)
Total Liabilities assumed	$(2,032)
Goodwill	11,155
Total acquisition consideration	$12,544

Schedule of consolidated income statement

For the period April 1, 2021, to December 31, 2021
Revenues	$804
Net Loss	(1,470)

MiMoto had been acquired

	(unaudited) Year Ended December 31,
	2021	2020
Revenues	$13,019	$5,443
Net Loss	(72,652)	(26,472)